Income Taxes - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	May 31, 2023 USD ($) $ / shares	May 31, 2023 HKD ($)	May 31, 2023 CNY (¥)	May 31, 2022 USD ($) $ / shares	May 31, 2021 USD ($) $ / shares	May 31, 2019 USD ($)	May 31, 2019 HKD ($)	May 31, 2016
Income Taxes [Line Items]
State income tax rate	21.00%	21.00%	21.00%
Effective income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Assessable profit	$ 235,363			$ (1,220,276)	$ 230,021
Valuation allowance	364,083			397,616	90,087
Net operating loss	127,708
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors								10.00%
Aggregate undistributed earnings available for distribution	2,078,517			1,880,057	2,795,596
Unrecognized tax benefits	0			0	0
Provision for income taxes	66,066			136,312	83,588
Increase in income tax expenses	$ 25,420			$ 5,453	$ 33,847
Decrease in net income/(loss) per share—basic | $ / shares	$ 0.01			$ 0	$ 0.2
Decrease in net income/(loss) per share—diluted | $ / shares	$ 0.02			$ 0	$ 0.2
After Expiration [Member]
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%
UNITED KINGDOM | Walkite [Member]
Income Taxes [Line Items]
Income tax rate	19.00%	19.00%	19.00%
AUSTRALIA
Income Taxes [Line Items]
Income tax rate	30.00%	30.00%	30.00%
CANADA
Income Taxes [Line Items]
Effective income tax rate	15.00%	15.00%	15.00%
Income tax rate	11.50%	11.50%	11.50%
JAPAN | New Oriental Vision Overseas Japan [Member]
Income Taxes [Line Items]
Effective income tax rate	23.20%	23.20%	23.20%
Minimum [Member]
Income Taxes [Line Items]
Underpayment of tax liability	$ 16,000		¥ 100
Beijing Hewstone, Shanghai Smart Words, Beijing Smart Wood and Beijing Pioneer [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend						$ 5
High and new tech enterprise (HNTE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Income tax rate	15.00%	15.00%	15.00%
Other Information Pertaining to Income Taxes	Although Xuncheng’s HNTE certificate is expected to expire on October 21, 2023, Beijing Hewstone, Beijing Decision, Dexin Dongfang and Beijing Be-linked Online Education Company Limited’s HNTE certificates are expected to expire on December 2, 2023, these enterprises are not subject to a tax rate of 15% staring form January 1, 2023, if they choose not to renew their certificates.	Although Xuncheng’s HNTE certificate is expected to expire on October 21, 2023, Beijing Hewstone, Beijing Decision, Dexin Dongfang and Beijing Be-linked Online Education Company Limited’s HNTE certificates are expected to expire on December 2, 2023, these enterprises are not subject to a tax rate of 15% staring form January 1, 2023, if they choose not to renew their certificates.	Although Xuncheng’s HNTE certificate is expected to expire on October 21, 2023, Beijing Hewstone, Beijing Decision, Dexin Dongfang and Beijing Be-linked Online Education Company Limited’s HNTE certificates are expected to expire on December 2, 2023, these enterprises are not subject to a tax rate of 15% staring form January 1, 2023, if they choose not to renew their certificates.
Newly established software enterprise (NESE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Preferential tax rate	12.50%	12.50%	12.50%
Tax holiday year	2 years	2 years	2 years
Income tax holiday, description	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Variable interest entities (VIEs) [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit		$ 2					$ 2
Income tax rate	16.50%	16.50%	16.50%			8.25%	8.25%
Hong Kong [Member] | Major Subsidiaries of the Company [Member]
Income Taxes [Line Items]
Provision for income taxes	$ 0			$ 0	$ 0
Earliest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2023	May 31, 2023	May 31, 2023
Latest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2028	May 31, 2028	May 31, 2028